BUSINESS COMBINATION (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 17, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 16, 2021 shares	Dec. 31, 2020 $ / shares shares
Business Acquisition [Line Items]
Number of shares received for each share in conversion	0.627
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Proceeds from PIPE financing | $	$ 1,200,000	$ 1,200,000
Number of Earn-Out Shares issued	35,000,000
Share Price | $ / shares	$ 1.52	$ 1.07
Common stock of CMLS III	24,572,306		69,000,000
Less redemption of CMLS III shares	(39,587,066)
Less: Founder stock forfeited	(4,840,628)
Shares issued in PIPE financing	120,000,000
Business Combination and PIPE Financing shares	144,572,306
Common stock, shares issued	487,632,615	537,632,615		324,237,896
Earn-Out shares liability | $	$ 240,100	$ 153,041
Change in fair value of contingent earn-out liability | $		$ (87,065)
Minimum
Business Acquisition [Line Items]
Earn-out shares liability duration	12 months
Maximum
Business Acquisition [Line Items]
Number of Earn-Out Shares issued	50,000,000
Earn Out Shares Liability, Ending, Duration Period	36 months
Merger Sub
Business Acquisition [Line Items]
Shares issued in business combination	343,060,309
Tranche 1
Business Acquisition [Line Items]
Number of Earn-Out Shares issued	15,000,000
Share Price | $ / shares	$ 12.50
Tranche 2
Business Acquisition [Line Items]
Share Price | $ / shares	$ 16.50